Significant transactions and balances with related parties	12 Months Ended
Dec. 31, 2017
Significant transactions and balances with related parties
Significant transactions and balances with related parties

16Significant transactions and balances with related parties

(a)Related parties

The Company is governed by a Shareholders Agreement entered into between Votorantim S.A., which holds 29.42% of our shares, and BNDES Participações S.A. (“BNDESPAR”), a Brazilian Federal Government economic development bank, which holds 29.08% of our shares (together the “Controlling shareholders”).

The Company’s commercial and financial transactions with its subsidiaries, companies of the Votorantim Group and other related parties are carried out at normal market prices and conditions, based on usual terms and rates applicable to third parties.

(i)Balances recognized in assets and liabilities

	Balances receivable (payable)
	Nature	2017	2016

Transactions with controlling shareholders
Votorantim S.A.	Rendering of services	(2,224)	(392)
Votorantim S.A.	Land leases	(196)
BNDES	Financing	(3,045,982)	(2,458,333)

		(3,048,402)	(2,458,725)

Transactions with Votorantim Group companies
Votorantim S.A.	Financing	9,924	9,777
Votener - Votorantim Comercializadora e Energia	Energy supplier	(1,018)
Banco Votorantim S.A.	Investments	68,535	186,720
Votorantim Cimentos S.A.	Input supplier	(54)	(4)
Votorantim Cimentos S.A.	Land leases	(532)
Votorantim Siderurgia S.A.	Standing wood supplier	(3,690)	(2,140)
Sitrel - Siderurgia Três Lagoas Ltda.	Land leases	(10)	(10)
Pedreira Pedra Negra	Input supplier		(11)
Votorantim Metais Ltda.	Chemical products supplier	(376)	(885)
Companhia Brasileira de Alumínio (CBA)	Land leases	(109)	(1,122)

		72,670	192,325

Net		(2,975,732)	(2,266,400)

Presented in the following lines
In assets
Marketable securities		68,535	186,720
Related parties - non-current		9,924	9,777
Other assets - current		3,343
In liabilities
Loans and financing (Note 23)		(3,045,982)	(2,458,333)
Suppliers		(11,552)	(4,564)

		(2,975,732)	(2,266,400)

(ii)Amounts transacted in the year

	Amounts transacted
	Nature	2017	2016	2015
Transactions with controlling shareholders
Votorantim S.A.	Rendering of services	(13,212)	(14,201)	(11,320)
Votorantim S.A.	Land leases	(4,652)		(7,373)
Votorantim S.A.	Sale of land			171,700
Votorantim S.A.	Land purchased			(451,700)
BNDES	Financing	(241,032)	(35,158)	(348,240)

		(258,896)	(49,359)	(646,933)

Transactions with Votorantim Group Companies
Votorantim S.A.	Financing	147	(1,937)	3,745
Votener - Votorantim Comercializadora de Energia	Energy supplier	47,031	(16,879)	84,945
Banco Votorantim S.A.	Investments	11,254	8,973	2,825
Banco Votorantim S.A.	Financial instruments	(42)	2,703	(7,236)
Banco Votorantim S.A.	Rendering of services		(1,884)	(649)
Votorantim CTVM Ltda.	Rendering of services	(183)	(119)	(283)
Votorantim Cimentos S.A.	Energy supplier	13,275	11,045	6,536
Votorantim Cimentos S.A.	Input supplier	(312)	(363)	(189)
Votorantim Cimentos S.A.	Sales of wood			126
Votorantim Cimentos S.A.	Land leases	(2,404)
Polimix Concreto Ltda.	Rendering of services			(143)
Votorantim Siderurgia S.A.	Standing wood supplier	(24,278)	(9,734)	(4,164)
Sitrel Siderurgia Três Lagoas Ltda.	Energy supplier	5,781	6,589	4,710
Sitrel Siderurgia Três Lagoas Ltda.	Land leases	(124)	(38)
Pedreira Pedra Negra	Input supplier		(129)	(363)
Nexa Resources (formerly Vototantim Metais Ltda.)	Chemical products supplier	(4,567)	(9,402)	(4,387)
Nexa Resources (formerly Vototantim Metais Ltda.)	Land leases			(2,318)
Nexa Resources (formerly Vototantim Metais Ltda.)	Energy supplier	(24)
Companhia Brasileira de Alumínio (CBA)	Land leases	(702)	(961)	(2,669)

		44,852	(12,136)	80,486

(iii)Comments on the main transactions and contracts with related parties

•Controlling shareholders

The Company has a contract with Votorantim S.A. related to services provided by the Votorantim Shared Service Center, which provides outsourcing of operational services relating to administrative activities, personnel, back office, accounting, taxes and the information technology infrastructure shared by the companies of the Votorantim Group. The contract provides for an overall remuneration of R$ 9,871 (R$ 9,280 in 2016) and has a one-year term, with annual renewal upon formal confirmation by the parties.

Additionally, Votorantim S.A. provide various services related to technical advice, training, including management improvement programs. These services are also provided to the entire Votorantim Group and the Company reimburses Votorantim S.A. at cost for the charges related to these services.

The Company has financing contracts with BNDES, the majority shareholder of BNDESPAR, for the purpose of financing investments in infrastructure and the acquisition of equipment and machines, as well as the expansion and modernization of its plants (Note 23).

Management believes that these transactions were contracted at terms consistent with those entered with independent parties, based on technical studies performed when these contracts were executed.

•Votorantim Group companies

The Company, through its VOTO IV joint-operation has an account receivable of US$ 3,000 thousand with Votorantim S.A., maturing in July 2018, equivalent to R$ 9,924 as at December 31, 2017.

The Company has a commitment to purchase energy from Votener - Votorantim Comercializadora de Energia Ltda. to supply our units in Jacareí, Aracruz and Três Lagoas. Since these units already generate their own energy, the contract has the purpose of optimizing the energy matrix, considering that excess energy can be sold and eventual needs are contracted at the market price. These transactions intermediated by Votener can be with entities from Votorantim Group or third parties. The amount to be paid or received upon the sale of energy changes based on plant energy requirements. The total amount contracted is approximately R$ 1,020 for the services of energy to be rendered by Votener, maturing on December 31, 2021. In the event of early termination of the contract, that party is required to pay all obligations incurred up to effective date of termination of the contract.

The Company has a marketable security investment with Banco Votorantim in the amount of R$ 66,764, maturing in November 2018 and an average interest rate of 101.46% of the CDI.

The subsidiary Portocel has a marketable security investment with Banco Votorantim in the amount of R$ 347, maturing in July 2018 and an average annual interest rate of 99.60% of the CDI.

The subsidiary Fibria Terminal de Celulose de Santos has a marketable security investment with Banco Votorantim in the amount of R$ 1,424, maturing in November 2018 and an average annual interest rate of 99.50% of the CDI.

Votorantim CTVM Ltda. rendered services to us during the process of issuance of the Agribusiness Credit Receivable Certificates, where we paid distribution fees of R$ 183.

Votorantim Cimentos has an agreement with the Company for the supply of road construction supplies, such as rock and calcareous rock, in the amount of R$ 444 through May 2019.

On June 14, 2017, we signed a sale and purchase agreement of eucalyptus forests with Votorantim Siderurgia S.A. (“VS”) regarding the first cycle of rotation. As a consequence, we agreed with the payment of R$ 11,837 being that the first payment equivalent to 80% of the total was made in June 2017 and the remaining balance will be made up to 20 days after the harvest.

On December 14, 2017, we signed a cession of rights and obligations agreement with VS for the cession to us of the first cycle of rotation of the eucalyptus forests regarding existing contracts signed with rural producers from the State of Minas Gerais. As a consequence, we agreed with the payment in the amount of R$ 1,789 corresponding to the reimbursement of the value already paid in advance by VS to the rural producers regarding the existing contracts. The payment of 85% was made in December 2017 and the remaining balance will be made up to 20 days after the harvest.

On December 21, 2017, we signed a sale and purchase agreement of eucalyptus forests with VS regarding the first cycle of rotation. As a consequence, we agreed with the payment of R$ 7,070 being that the first payment equivalent to 85% of the total was made in December 2017 and the remaining balance will be made up to 20 days after the harvest.

The Company had until December 31, 2017 an agreement to purchase sulfuric acid from Nexa Resources, in the amount of R$ 11,500, for the supply of 24,000 tons (unaudited) of sulfuric acid. A two year renewal period is under negotiation, in the total amount of R$ 17,640, for the supply of 48,000 tons (unaudited) of sulfuric acid.

The Company has land lease agreements, for approximately 1,673 hectares (unaudited) of planted area, with Companhia Brasileira de Alumínio - CBA, with final maturity in February 2023, amounting R$ 8,521.

The subsidiary Fibria-MS (incorporated by the Company, as Note 1(d)) has land lease agreements, for approximately 255 hectares (unaudited), with Sitrel - Siderurgia Três Lagoas Ltda., with original maturity in September 2031, totaling R$ 1,721.

In the years ended December 31, 2017 and 2016, no provision for impairment was recognized on assets involving related parties.

(b)Remuneration of officers and directors

The remuneration expenses of the Fibria’s officers and directors, including all benefits, are summarized as follows:

	2017	2016	2015

Benefits to officers and directors (i)	27,914	22,184	52,301
Benefit program - Phantom Share Plan, Stock Options and Stock Option plans	2,114	(8,252)	15,931

	30,028	13,932	68,232

(i)   Benefits include fixed compensation, social security contributions to the National Institute of Social Security (INSS) and the variable compensation program.

Benefits to key management do not include the compensation for the Statutory Audit Committee, Finance, Compensation, Sustainability and Innovation Committees’ members of R$ 1,713 for the year ended December 31, 2017 (R$ 1,195 for the year ended December 31, 2016 and R$ 1,154 for the year ended December 31, 2015).

The Company does not have any other post-employment plans and does not offer any other benefits, such as additional paid leave for time of service.

The balances to be paid to the Company’s officers and directors are recorded as follows:

	2017	2016

Current liability
Payroll, profit sharing and related charges	16,798	17,427

Non-current liability
Other payables	4,339	3,010

Shareholders’ equity
Capital reserve	6,686	5,359

	27,823	25,796